Segment Information (Reconciliation of Segment Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment income	$ 1,024	$ 997	$ 913
Provision for asbestos	(3)	(21)	(26)
Restructuring and other	(51)	(30)	(64)
Loss from early extinguishments of debt	7	(37)	9
Other pension and postretirement	53	24	14
Interest expense	(252)	(243)	(270)
Interest income	15	12	11
Foreign exchange	(4)	16	(20)
Income before income taxes	829	769	639
Intercompany profit related to non-reportable segments	8	13	2
Amortization of Intangible Assets	(39)	(41)	(40)
Operating segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment income	1,137	1,108	1,062
Non-reportable segments | Non-reportable segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment income	123	123	153
Corporate and unallocated items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Corporate and unallocated items	$ 143	$ (142)	$ 172